Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH PROVIDED (USED IN) BY OPERTING ACTIVITIES
Net (loss) earnings	$ (66.7)	$ 144.2
Adjustments for items not involving cash:
Amortization	170.9	153.8
Pre-tax impairment charge	224.3	0.0
Foreign exchange loss	0.9	1.4
Current income tax expense	5.3	30.1
Deferred income tax expense	63.7	43.9
Share-based compensation	11.1	10.3
Finance expense	4.5	4.3
Other items (note 15)	(3.1)	(5.1)
Changes in working capital and taxes paid (note 15)	(54.4)	(14.5)
Cash flows from (used in) operating activities	356.5	368.4
INVESTING ACTIVITIES
Mineral property, plant and equipment	(348.6)	(246.1)
Cash advances and loans made to other parties, classified as investing activities	(9.8)	0.0
Payments for Purchase of Outstanding Royalty	(15.7)	(54.8)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	0.0	19.5
Other cash receipts from sales of equity or debt instruments of other entities	(8.8)	9.7
Investment in equity securities	25.8	(3.4)
Cash flows from (used in) investing activities	(357.1)	(314.1)
FINANCING ACTIVITIES
Proceeds from current borrowings	0.0	100.0
Repayments of current borrowings	0.0	100.0
Proceeds from issue of ordinary shares	0.0	8.3
Repayment of equipment financing obligations	(0.2)	(0.5)
Credit facility interest and transaction fees	(1.1)	(1.5)
Proceeds received from the exercise of stock options	0.2	7.5
Dividends paid	(34.5)	(23.9)
Outflows of cash from investing activities	(11.7)	(5.5)
Cash flows from (used in) financing activities	(47.3)	(15.6)
Effect of exchange rates on cash and cash equivalents	(0.1)	(1.0)
(Decrease) increase in cash and cash equivalents	(48.0)	37.7
Cash and cash equivalents - beginning of year	220.5	182.8
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 172.5	$ 220.5